Segment reporting (Tables)	12 Months Ended
Dec. 31, 2018
Segment reporting [Abstract]
Information for Operating Segments
There are no changes in the measuring methods used to calculate the earnings reported for each segment. The information for each operating segment is as follow:

December 31, 2018	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division		Other businesses and shared accounts		Total consolidated

Revenue	$909,455	$286,649	$165,971		$160,991		$-	$1,523,066

Costs and expenses	(727,535)	(248,364)	(106,993)		(165,388)		(473)	(1,248,753)

Corporate expenses	-	-	-		-		(198,404)	(198,404)

Depreciation and amortization	(59,451)	(2,772)	(9,616)		(1,305)		(7,133)	(80,277)
Trasnportation profit (loss)	$122,469	$35,513	$49,362	$	(5,702)		$(206,010)	$(4,368)
Costs, expenses and revenue not allocated								27,917
Net profit for the year								$23,549

Total assets by operating segment	$2,641,105	$55,586	$1,766,631		$238,740		$-	$4,702,062
Shared assets	-	-	-		-		(920,978)	(920,978)
Total assets	$2,641,105	$55,586	$1,766,631		$238,740	$	(920,978)	$3,781,084

Total liabilities by operating segment	$887,042	$19,055	$255,460		$66,515		$-	$1,228,072
Shared liabilities	-	-	-		-		428,754	428,754
Total liabilities	$887,042	$19,055	$255,460		$66,515		$428,754	$1,656,826

Total capital expenditures by segment	$42,745	$592	$13,176		$582		$-	$57,095
Shared capital expenditures	-	-	-		-		29,188	29,188
Total capital expenditures	$42,745	$592	$13,176		$582		$29,188	$86,283

December 31, 2017	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total consolidated

Revenue	$1,951,320	$229,529	$134,196	$149,894	$-	$2,464,939
Costs and expenses	(1,386,282)	(193,826)	(112,771)	(180,356)	(1,123)	(1,874,358)
Corporate expenses	-	-	-	-	(205,622)	(205,622)
Depreciation and amortization	(541,030)	(1,660)	(11,143)	(1,205)	(7,877)	(562,915)
Trasnportation profit (loss)	$24,008	$34,043	$10,282	(31,667)	$(214,622)	$(177,956)
Costs, expenses and revenue not allocated						1,507,535
Net profit for the year						$1,329,579

Total assets by operating segment	$5,617,173	$38,833	$1,904,928	$153,196	$-	$7,714,130
Shared assets				-	(3,589,918)	(3,589,918)
Total assets	$5,617,173	$38,833	$1,904,928	$153,196	$(3,589,918)	$4,124,212

Total liabilities by operating segment	$849,416	$19,425	$256,121	$56,296	$-	$1,181,258
Shared liabilities	-	-	-	-	713,892	713,892
Total liabilities	$849,416	$19,425	$256,121	$56,296	$713,892	$1,895,150

Total capital expenditures by segment	$64,054	$-	$9,034	$42	$-	$73,130
Shared capital expenditures	-	-	-	-	7,092	7,092
Total capital expenditures	$64,054	$-	$9.034	$42	$7,092	$80,222

December 31, 2016	Specialized maritime division	Logistics division	Ports and terminal division	Warehousing division	Other businesses and shared accounts	Total Consolidated

Revenue	$2,167,585	$190,902	$116,708	$126,070	$46,219	$2,647,484
Costs and expenses	(1,385,458)	(158,403)	(100,109)	(169,737)	(46,460)	(1,860,167)
Corporate expenses	-	-	-	-	(194,215)	(194,215)
Depreciation and amortization	(534,525)	(1,908)	(10,489)	(947)	(7,375)	(555,244)
Transportation profit (loss)	$247,602	$30,591	$6,110	$(44,614)	$(201,831)	$37,858
Costs, expenses and revenue not allocated						(544,422)
Net loss for the year						$(506,564)

Total assets by operating segment	$12,830,358	$25,929	$1,739,936	$148,828	$-	$14,745,051
Shared assets	-	-	-	-	(2,821,750)	(2,821,750)
Total assets	$12,830,358	$25,929	$1,739,936	$148,828	$(2,821,750)	$11,923,301

Total liabilities by operating segment	$11,107,505	$23,874	$276,772	$47,681	$-	$11,455,832
Shared liabilities	-	-	-	-	(496,521)	(496,521)
Total liabilities	$11,107,505	$23,874	$276,772	$47,681	$(496,521)	$10,959,311

Total capital expenditures by segment	$160,691	$-	$1,087	$139	$-	$161,917
Shared capital expenditures	-	-	-	-	155	155
Total capital expenditures	$160,691	$-	$1,087	$139	$155	$162,072